Financial Instruments Derivatives Income Statement Location (Details) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2010 Successor [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Successor [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Successor [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Oct. 01, 2010 Predecessor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Oct. 01, 2010 Predecessor [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (1)	$ (8)	$ (1)	$ (8)	$ (1)	$ 1
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1	5	1	5					6	6
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 3	$ (4)					$ 3	$ (4)	$ (1)		$ (1)